Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000012182 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000012182 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000012182 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000012182 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000012182 | Palantir Technologies, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000012182 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012182 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000012182 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000012182 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000012182 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012182 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000012182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000012182 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000012182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000012182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000012182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000012182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000012182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000012182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000012182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.12%
C000012182 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000012182 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000012186 | Eventbrite, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000012186 | ON24, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000012186 | Zumiez, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000012186 | Ranger Energy Services, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000012186 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000012186 | Movado Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000012186 | CS Disco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000012186 | Sagimet Biosciences, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012186 | Civeo Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000012186 | Rimini Street, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000012186 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000012186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000012186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000012186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000012186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000012186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000012186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.77%
C000012186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000012186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.61%
C000012186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000012186 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000012186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000012186 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000012187 | Terns Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000012187 | Frequency Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000012187 | Kodiak Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000012187 | Olema Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012187 | Omeros Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000012187 | Envela Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000012187 | Alto Neuroscience, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012187 | AXT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000012187 | Freyr Battery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000012187 | Idaho Strategic Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000012187 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000012187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000012187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000012187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000012187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.89%
C000012187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000012187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.44%
C000012187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000012187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000012187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000012187 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.71%
C000012187 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000012187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000012190 | Commercial Metals Co.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000012190 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000012190 | Garrett Motion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012190 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000012190 | WSFS Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000012190 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000012190 | Magnolia Oil & Gas Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000012190 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000012190 | Deluxe Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000012190 | NetScout Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000012190 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000012190 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000012190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.01%
C000012190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000012190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000012190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.65%
C000012190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000012190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.47%
C000012190 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000012190 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000103073 | Victoria's Secret & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103073 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103073 | Peabody Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000103073 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000103073 | Enova International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000103073 | Dana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000103073 | Tutor Perini Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000103073 | Signet Jewelers, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000103073 | SiriusPoint, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000103073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000103073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000103073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000103073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000103073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000103073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000103073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.04%
C000103073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000103073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000103073 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.73%
C000103073 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103073 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103073 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103073 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000254224 | Other Countries
Holdings [Line Items]
Percent of Net Long Exposure	40.91%
Percent of Net Short Exposure	37.42%
C000254224 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	6.69%
Percent of Net Short Exposure	7.87%
C000254224 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	4.16%
Percent of Net Short Exposure	2.98%
C000254224 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	5.28%
Percent of Net Short Exposure	2.77%
C000254224 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.93%
Percent of Net Short Exposure	5.86%
C000254224 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	17.80%
Percent of Net Short Exposure	17.02%
C000254224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	10.31%
Percent of Net Short Exposure	11.53%
C000254224 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	6.51%
Percent of Net Short Exposure	4.46%
C000254224 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	16.73%
Percent of Net Short Exposure	15.00%
C000254224 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	13.11%
Percent of Net Short Exposure	12.71%
C000254224 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	13.65%
Percent of Net Short Exposure	10.46%
C000254224 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	2.37%
Percent of Net Short Exposure	4.12%
C000254224 | Brazil
Holdings [Line Items]
Percent of Net Long Exposure	5.04%
Percent of Net Short Exposure	4.09%
C000254224 | Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.14%
Percent of Net Short Exposure	6.57%
C000254224 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	5.69%
Percent of Net Short Exposure	4.52%
C000254224 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	5.79%
Percent of Net Short Exposure	5.79%
C000254224 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	6.29%
Percent of Net Short Exposure	7.02%
C000254224 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	6.46%
Percent of Net Short Exposure	7.01%
C000254224 | South Korea - Republic of Korea
Holdings [Line Items]
Percent of Net Long Exposure	6.89%
Percent of Net Short Exposure	5.66%
C000254224 | United States
Holdings [Line Items]
Percent of Net Long Exposure	8.03%
Percent of Net Short Exposure	8.02%
C000254224 | China
Holdings [Line Items]
Percent of Net Long Exposure	10.29%
Percent of Net Short Exposure	8.66%